UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended June 30, 2012

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Mario Cibelli

Address:  6 East 43rd Street, 23rd Floor
          New York, New York 10017


13F File Number: 028-11689

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Mario D. Cibelli
Title:  Managing Member
Phone:  (212) 490-0399


Signature, Place and Date of Signing:

/s/ Mario D. Cibelli              New York, New York          August 14, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       3

Form 13F Information Table Entry Total:  18

Form 13F Information Table Value Total: $121,956
                                      (thousands)


List of Other Included Managers:

No.        Form 13F File Number        Name

1.         028-11767                   Cibelli Capital Management, L.L.C.

2.         028-11691                   Marathon Partners L.P.

3.         028-14390                   Robotti & Company Advisors, LLC

                                           FORM 13F INFORMATION TABLE
                                                  June 30, 2012

COLUMN 1                      COLUMN 2       COLUMN 3    COLUMN 4        COLUMN 5        COLUMN 6    COLUMN 7        COLUMN 8

                              TITLE                      VALUE      SHRS OR   SH/ PUT/  INVESTMENT  OTHER         VOTING AUTHORITY
NAME OF ISSUER                OF CLASS       CUSIP      (X1000)     PRN AMT   PRN CALL  DISCRETION  MANAGERS     SOLE    SHARED NONE
--------------               ---------      ------     --------    --------  --------- ----------- ---------     ----    ------ ----

ABERCROMBIE & FITCH CO        CL A           002896207      512      15,000  SH          SHARED     1, 2           15,000   0     0
COINSTAR INC                  COM            19259P300   22,953     334,300  SH          SHARED     1, 2, 3       334,300   0     0
EXPEDIA INC DEL               COM NEW        30212P303    7,182     149,400  SH          SHARED     1, 2, 3       149,400   0     0
GAMCO INVESTORS INC           COM            361438104    1,123      25,300  SH          SHARED     1, 2, 3        25,300   0     0
GOOGLE INC                    CL A           38259P508    7,463      12,865  SH          SHARED     1, 2, 3        12,865   0     0
GREEN DOT CORP                CL A           39304D102    6,079     274,800  SH          SHARED     1, 2, 3       274,800   0     0
LIBERTY INTERACTIVE CORPORAT  INT COM SER A  53071M104    8,315     467,800  SH          SHARED     1, 2, 3       467,800   0     0
NETFLIX INC                   COM            64110L106    1,096      16,000  SH          SHARED     1, 2           16,000   0     0
OPENTABLE INC                 COM            68372A104      675      15,000  SH          SHARED     1, 2           15,000   0     0
PANDORA MEDIA INC             COM            698354107      272      25,000  SH          SHARED     1, 2           25,000   0     0
PANHANDLE OIL AND GAS INC     CL A           698477106      904      30,000  SH          SHARED     1, 2           30,000   0     0
SHUTTERFLY INC                COM            82568P304   36,579   1,191,900  SH          SHARED     1, 2, 3     1,191,900   0     0
SKULLCANDY INC                COM            83083J104   10,804     763,500  SH          SHARED     1, 2, 3       763,500   0     0
SPDR GOLD TRUST               GOLD SHS       78463V107    4,019      25,900  SH          SHARED     1, 2, 3        25,900   0     0
TRIPADVISOR INC               COM            896945201    7,365     164,800  SH          SHARED     1, 2, 3       164,800   0     0
WAL-MART STORES INC           COM            931142103      251       3,600  SH          SHARED     3               3,600   0     0
WORLD WRESTLING ENTMT INC     CL A           98156Q108    5,146     658,100  SH          SHARED     1, 2, 3       658,100   0     0
ZIPCAR INC                    COM            98974X103    1,219     103,900  SH          SHARED     1, 2, 3       103,900   0     0





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